Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	YCM CPA INC.
Auditor Firm ID	6781
Auditor Location	Irvine, California
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of ReTo Eco-Solutions, Inc. and its subsidiaries (collectively, the “Company”) as of December 31, 2024 and 2023 and the related consolidated statements of operations and comprehensive loss, changes in shareholders’ equity, and cash flows for the three years ended December 31, 2024 and the related notes (collectively referred to as the “financial statements”).